STOCK-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation
Stock-based compensation expense	$ 229	$ 718	$ 597	$ 1,757	$ 2,061	$ 1,887
Total compensation costs not yet recognized	1,000		$ 1,000		$ 2,000
Average remaining amortization period for recognition of expense			2 years 3 months 18 days		2 years 8 months 19 days
Research and development
Share-based Compensation
Stock-based compensation expense	30	166	$ 218	525	$ 654	545
Sales and marketing
Share-based Compensation
Stock-based compensation expense	12	114	45	355	414	393
General and administrative
Share-based Compensation
Stock-based compensation expense	$ 187	$ 438	$ 334	$ 877	$ 993	$ 949